Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Net loss for the year	$ (52,046,622)	$ (26,852,332)
Items not affecting cash:
Amortization and depreciation	9,518,471	5,036,787
Share-based compensation	18,918,489	818,383
Interest and accretion	1,294,774	1,868,063
Deferred tax recovery	(1,133,687)	(83,786)
Gain on player buyout		(204,764)
Foreign exchange (gain) loss	(172,776)	16,409
Gain on repayment of long-term debt	(39,502)
Gain on settlement of long-term debt	(11,991)
Loss on settlement of vendor-take-back loan	316,241
Loss on revaluation of deferred payment liability	181,707
Loss on conversion of convertible debentures		49,002
Capitalized interest and success fee		1,494,910
Shares issued for services	173,567	441,613
Loss on modification of long-term debt		1,140,320
Provisions		47,716
Change in fair value of investment	444,764	(183,951)
Share of loss from investment in associates and joint ventures	266,641	2,057,135
Changes in working capital:
Changes in trade and other receivables	(8,322,247)	(7,114,118)
Changes in prepaid expenses	(1,599,739)	(1,777)
Changes in loans receivable	37,500
Changes in accounts payable and accrued liabilities	7,687,368	6,896,882
Changes in contract liabilities	1,284,406	(22,000)
Changes in income tax receivable and payable	(174,052)	(292,492)
Income tax paid	(301,975)
Net cash used in operating activities	(23,678,663)	(14,888,000)
Cash flows from investing activities
Cash paid for mergers and acquisitions	(36,222,278)	(10,500,000)
Cash acquired from mergers and acquisitions	2,406,356	281,125
Proceeds from disposal of investment		680,000
Deferred payment liability		(659,832)
Proceeds from disposal of intangible assets		204,764
Investment in associate and joint ventures	(125,000)	(2,169,750)
Acquisition of property and equipment	(3,398)	(7,259)
Net cash used in investing activities	(33,944,320)	(12,170,952)
Cash flows from financing activities
Proceeds from the issuance of shares for offerings, net of transaction costs	95,146,338	15,609,256
Proceeds from long-term debt, net of transaction costs	10,823,240	26,000
Repayment of long-term debt	(23,773,470)
Proceeds from exercise of warrants		2,728,015
Proceeds from exercise of options	784,431	228,536
Repayment of vendor-take-back loan	(6,158,329)
Repayment of other long-term debt	(5,561)
Lease payments	(802,013)	(404,958)
Net cash provided by financing activities	76,014,636	18,186,849
Foreign exchange effect on cash	(61,214)	(15,796)
Net change in cash	18,330,439	(8,887,899)
Cash, beginning of year	4,323,823	13,211,722
Cash, end of year	$ 22,654,262	$ 4,323,823